DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
24.37% of Net Assets
Athens AL	4.125%	05/01/2044	Aa3	$250,000	$255,058
Athens AL	4.250	05/01/2049	Aa3	250,000	254,927
Athens AL Warrants	3.000	05/01/2041	Aa3	125,000	108,705
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	315,230
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	153,345
Enterprise AL Board of Education Special Tax School Warrants	4.000	03/01/2044	AA*	250,000	247,660
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	224,352
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	218,723
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	228,688
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	316,981
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	Aa3	795,000	797,183
Lauderdale County AL Board of Education Special Tax School Warrants	5.000	02/01/2044	AA*	155,000	168,228
Lauderdale County AL Board of Education Special Tax School Warrants	4.125	02/01/2049	AA*	250,000	248,278
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	217,988
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	209,534
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	276,750
Saint Clair County AL Board of Education Special Tax Warrants	4.000	02/01/2044	A1	500,000	499,310
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	226,768
Saint Clair County AL Board of Education Special Tax Warrants	5.000	02/01/2040	A1	125,000	137,974
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,018

					5,135,700
PUBLIC FACILITIES REVENUE BONDS
21.12% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	207,278
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	384,611
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,073
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,142
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,105
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	400,000	420,872
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	263,303
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	12/01/2043	AA*	500,000	546,255
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	252,873
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	506,535
Cherokee County AL Public Building Authority	4.125	07/01/2044	A2	350,000	351,238
Helena AL Warrants	4.000	01/01/2049	AA*	350,000	343,581
Irondale AL Public Building Authority	4.000	10/01/2049	AA-*	425,000	411,280
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	372,761

					4,450,907
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
15.55% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	341,182
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	252,688
AL State Public School & College Authority	4.000	09/01/2043	Aa1	250,000	251,010
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	382,364
Auburn University AL General Fee Revenue	4.000	06/01/2041	Aa2	285,000	285,080
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	252,790
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	307,170
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	209,414
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	461,316
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	534,415

					3,277,429
MUNICIPAL UTILITY REVENUE BONDS
11.40% of Net Assets
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	251,695
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	252,080
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	225,230
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	400,752
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	251,058
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	375,636
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	199,880
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	245,352
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	200,078

					2,401,761
PREREFUNDED BONDS
7.92% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	NR	250,000	254,908
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	226,600
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	303,747
Madison AL Warrants	5.000	04/01/2035	Aa3	350,000	353,906
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	264,498
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	264,498

					1,668,157

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS	UNAUDITED

Alabama Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
7.06% of Net Assets
AL State Housing Finance Authority	4.500%	10/01/2044	Aaa	$965,000	$979,774
AL State Housing Finance Authority	4.550	10/01/2044	Aaa	250,000	254,768
AL State Housing Finance Authority	4.700	10/01/2049	Aaa	250,000	254,030

					1,488,572
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.72% of Net Assets
Arab AL	3.000	12/01/2041	AA*	250,000	213,278
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	254,520
Birmingham AL Warrants	5.000	12/01/2037	Aa	250,000	265,720
Elmore County AL Warrants	5.000	05/01/2047	AA*	250,000	269,944
Rainsville AL Warrants	4.000	01/01/2044	AA*	200,000	201,532

					1,204,994
REFUNDING BONDS
3.74% of Net Assets
Jefferson County AL Warrants	5.000	09/15/2035	AA+*	250,000	259,353
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	529,560

					788,913
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.65% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	AA-@	550,000	558,113

Total Investments 99.53% of Net Assets					$20,974,546

(cost $21,279,705 (See (a) below for further explanation)

Other assets in excess of liabilities .47%					99,095

Net Assets 100%					$21,073,641

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $21,279,705 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$186,530
Unrealized depreciation	(491,689)

Net unrealized depreciation	$(305,159)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	20,974,546
Level 3	Significant Unobservable Inputs	—

$20,974,546

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
33.53% of Net Assets
KY Association of Counties	4.000%	02/01/2029	AA-*	$240,000	$250,478
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	419,839
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	276,986
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	425,481
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	439,981
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	702,275
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	464,200
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	473,849
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	752,160
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	487,986
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,191,459
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	518,837
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,007,420
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	542,589
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	613,388
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	560,851
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	590,826
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,140,970
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,093,890
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,516,547
KY Association of Counties	4.000	02/01/2043	AA-*	515,000	517,158
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	890,091
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	535,458
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	969,479
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	1,019,443
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	881,294
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,104,000
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	877,539
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,159,090
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	902,034
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	917,176
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	900,473
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	941,821
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	951,258
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	919,316
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	876,470
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	936,955
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	362,586
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	360,542
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	376,322
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	870,320
KY State Property & Building #108	5.000	08/01/2026	Aa3	955,000	972,362
KY State Property & Building #108	5.000	08/01/2028	Aa3	2,670,000	2,716,325
KY State Property & Building #108	5.000	08/01/2030	Aa3	5,000,000	5,081,350
KY State Property & Building #108	5.000	08/01/2032	Aa3	8,820,000	8,950,270
KY State Property & Building #108	5.000	08/01/2033	Aa3	5,270,000	5,343,464
KY State Property & Building #108	5.000	08/01/2034	Aa3	4,900,000	4,969,137
KY State Property & Building #110	5.000	08/01/2029	Aa3	4,200,000	4,270,056
KY State Property & Building #110	5.000	08/01/2032	Aa3	1,515,000	1,537,513
KY State Property & Building #110	5.000	08/01/2033	Aa3	1,000,000	1,014,110
KY State Property & Building #110	5.000	08/01/2034	Aa3	1,900,000	1,925,232
KY State Property & Building #110	5.000	08/01/2035	Aa3	3,680,000	3,729,165
KY State Property & Building #112	5.000	11/01/2028	Aa3	265,000	276,838
KY State Property & Building #112	5.000	02/01/2035	Aa3	8,325,000	8,520,221
KY State Property & Building #112	5.000	02/01/2036	Aa3	7,920,000	8,102,556
KY State Property & Building #115	5.000	04/01/2033	Aa3	4,565,000	4,781,290
KY State Property & Building #115	5.000	04/01/2034	Aa3	13,975,000	14,644,123
KY State Property & Building #115	5.000	04/01/2036	Aa3	14,460,000	15,141,644
KY State Property & Building #115	5.000	04/01/2037	Aa3	5,000,000	5,213,600
KY State Property & Building #117	5.000	05/01/2031	Aa3	5,055,000	5,321,399
KY State Property & Building #117	5.000	05/01/2032	Aa3	3,680,000	3,868,306
KY State Property & Building #117	5.000	05/01/2033	Aa3	3,550,000	3,733,464
KY State Property & Building #117	5.000	05/01/2034	Aa3	5,825,000	6,121,551
KY State Property & Building #117	5.000	05/01/2035	Aa3	5,065,000	5,321,593
KY State Property & Building #117	5.000	05/01/2036	Aa3	5,275,000	5,540,860
KY State Property & Building #119	5.000	05/01/2030	Aa3	3,685,000	3,968,819
KY State Property & Building #119	5.000	05/01/2034	Aa3	725,000	774,445
KY State Property & Building #119	5.000	05/01/2035	Aa3	10,000,000	10,660,900
KY State Property & Building #119	5.000	05/01/2036	Aa3	10,000,000	10,646,900
KY State Property & Building #122	4.000	11/01/2035	Aa3	500,000	509,620
KY State Property & Building #122	4.000	11/01/2036	Aa3	750,000	762,428
KY State Property & Building #122	4.000	11/01/2037	Aa3	675,000	687,218

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #126	5.000%	05/01/2040	Aa3	$845,000	$940,688
KY State Property & Building #126	4.000	05/01/2042	Aa3	1,980,000	2,003,225
KY State Property & Building #127	5.250	06/01/2040	Aa3	10,000,000	11,354,800
KY State Property & Building #127	5.250	06/01/2041	Aa3	8,745,000	9,904,412
KY State Property & Building #127	5.250	06/01/2042	Aa3	15,975,000	17,977,623
KY State Property & Building #130	4.000	11/01/2041	Aa3	1,500,000	1,531,215
KY State Property & Building #130	5.000	11/01/2042	Aa3	1,500,000	1,684,350
KY State Property & Building #130	4.000	11/01/2043	Aa3	7,000,000	7,046,060
KY State Property & Building #130	5.250	11/01/2044	Aa3	8,140,000	9,223,108
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	1,450,000	1,460,426

					250,971,503

SCHOOL IMPROVEMENT BONDS

26.43% of Net Assets
Adair County KY School District Finance Corporation	4.250	09/01/2040	Aa3	1,840,000	1,896,690
Adair County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,270,000	1,295,921
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	Aa3	1,495,000	1,512,477
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	Aa3	1,525,000	1,526,632
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	Aa3	1,890,000	1,914,665
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	Aa3	2,215,000	2,239,963
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	Aa3	2,305,000	2,321,158
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	Aa3	2,395,000	2,407,550
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	Aa3	3,085,000	3,077,010
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	Aa3	2,500,000	2,489,600
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	Aa3	1,820,000	1,842,732
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	Aa3	2,985,000	3,010,164
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	Aa3	3,075,000	3,094,434
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	Aa3	575,000	589,467
Bullitt County KY School District Finance Corporation	4.000	02/01/2042	Aa3	1,485,000	1,522,006
Butler County KY School District Finance Corporation	4.000	03/01/2037	Aa3	360,000	371,664
Butler County KY School District Finance Corporation	4.250	03/01/2040	Aa3	755,000	777,257
Campbell County KY School District Finance Corporation	4.000	02/01/2045	Aa3	1,000,000	999,960
Christian County KY School District Finance Corporation	4.500	10/01/2042	Aa3	3,555,000	3,779,463
Christian County KY School District Finance Corporation	4.500	10/01/2043	Aa3	3,605,000	3,809,980
Christian County KY School District Finance Corporation	4.500	10/01/2048	Aa3	2,000,000	2,076,520
Clark County KY School District Finance Corporation	4.000	03/01/2039	Aa3	3,090,000	3,160,946
Clark County KY School District Finance Corporation	4.000	03/01/2040	Aa3	1,475,000	1,499,249
Clay County KY School DistrictFinance Corporation	4.250	09/01/2042	Aa3	1,500,000	1,529,700
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	Aa3	490,000	493,406
Dayton KY Independent School District Finance Corporation	4.000	04/01/2044	Aa3	2,210,000	2,222,685
Fairview KY Independent School District Finance Corporation	4.000	10/01/2041	Aa3	530,000	534,341
Fairview KY Independent School District Finance Corporation	4.000	10/01/2042	Aa3	555,000	560,306
Fairview KY Independent School District Finance Corporation	4.000	10/01/2043	Aa3	580,000	585,945
Fairview KY Independent School District Finance Corporation	4.000	10/01/2044	Aa3	515,000	518,512
Fayette County KY Board of Education	4.000	04/01/2044	Aa3	4,585,000	4,591,878
Fayette County KY Board of Education	4.000	04/01/2042	Aa3	1,000,000	1,009,040
Fayette County KY Board of Education	4.000	04/01/2043	Aa3	4,020,000	4,041,145
Fayette County KY Board of Education	4.000	04/01/2048	Aa3	1,410,000	1,388,850
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,353,847
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,731,730
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	10,768,010
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	8,871,975
Fleming County KY School District Finance Corporation	4.250	06/01/2043	Aa3	965,000	980,112
Fleming County KY School District Finance Corporation	4.250	06/01/2044	Aa3	1,010,000	1,020,494
Franklin County KY School District Finance Corporation	4.000	02/01/2040	Aa3	1,000,000	1,013,940
Franklin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,020,000	1,029,659
Glasgow KY School District Finance Corporation	3.000	02/01/2042	Aa3	1,820,000	1,558,976
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	646,627
Hardin County KY School District Finance Corporation	4.000	02/01/2042	Aa3	6,035,000	6,124,620
Hardin County KY School District Finance Corporation	4.000	02/01/2044	Aa3	2,000,000	2,005,540
Hardin County KY School Distrit Finance Corporation	4.000	02/01/2041	Aa3	1,220,000	1,243,363
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	Aa3	560,000	571,088
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	Aa3	260,000	266,152
Hopkins County KY School District Finance Corporation	4.000	11/01/2047	Aa3	1,465,000	1,441,077
Jefferson County KY School District Finance Corporation	5.000	10/01/2026	Aa3	255,000	267,582
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	984,077
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,034,235
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,174,518
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,230,333
Jefferson County KY School District Finance Corporation	3.000	12/01/2035	Aa3	6,140,000	5,847,061
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,147,727
Jefferson County KY School District Finance Corporation	3.000	12/01/2038	Aa3	1,470,000	1,352,679
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	385,000	348,479
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,734,147
Kenton County KY School District Finance Corporation	4.000	04/01/2036	Aa3	1,210,000	1,223,008

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Kenton County KY School District Finance Corporation	4.000%	04/01/2037	Aa3	$1,255,000	$1,264,387
Kenton County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,300,000	1,307,605
Kenton County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,965,000	1,739,084
Kenton County KY School District Finance Corporation	3.000	12/01/2041	Aa3	2,025,000	1,763,673
Knox County KY School District Finance Corporation	4.000	10/01/2044	Aa3	390,000	388,935
KY State Interlocal School Transportation Association	4.000	03/01/2025	Aa3	1,325,000	1,329,611
Madison County KY School District Finance Corporation	4.000	02/01/2043	Aa3	1,585,000	1,600,010
Madison County KY School District Finance Corporation	4.000	02/01/2044	Aa3	1,000,000	1,005,020
Madison County KY School Distrtrict Finance Corporation	4.000	02/01/2042	Aa3	2,545,000	2,578,849
Marion County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,000,000	1,039,480
Marion County KY School District Finance Corporation	4.000	04/01/2040	Aa3	1,190,000	1,208,885
Mason County KY School District Finance Corporation	4.000	04/01/2043	Aa3	1,145,000	1,136,126
McLean County KY School District Finance Corporation	4.000	02/01/2044	Aa3	845,000	830,432
Meade County KY School District Finance Corporation	4.000	06/01/2036	Aa3	2,215,000	2,231,280
Meade County KY School District Finance Corporation	4.000	06/01/2037	Aa3	2,255,000	2,269,770
Meade County KY School District Finance Corporation	4.000	06/01/2038	Aa3	2,400,000	2,407,582
Mercer County KY School District Finance Corporation	4.000	05/01/2040	Aa3	1,555,000	1,579,398
Mercer County KY School District Finance Corporation	4.000	05/01/2041	Aa3	1,950,000	1,974,161
Mercer County KY School District Finance Corporation	4.000	05/01/2044	Aa3	450,000	450,864
Morgan County KY School District Finance Corporation	4.000	08/01/2029	Aa3	960,000	989,578
Nelson County KY School Distrit Finance Corporation	4.000	06/01/2041	Aa3	1,695,000	1,704,950
Nelson County KY School Distrit Finance Corporation	4.125	06/01/2042	Aa3	1,765,000	1,785,192
Owensboro KY Independent School District Finance Corporation	4.000	04/01/2041	Aa3	1,545,000	1,555,970
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	Aa3	1,000,000	1,003,530
Paris KY School District Finance Corporation	4.000	06/01/2043	Aa3	335,000	331,506
Powell County KY School District Finance Corporation	4.000	02/01/2039	Aa3	1,235,000	1,244,337
Raceland-Worthington KY Independent School District FinanceCorporation	3.400	06/01/2037	Aa3	580,000	567,681
Robertson County KY School District Finance Corporation	4.000	02/01/2042	Aa3	300,000	300,366
Robertson County KY School District Finance Corporation	4.000	02/01/2043	Aa3	310,000	307,994
Russellville KY Independent School District Finance Corporation	4.000	03/01/2044	Aa3	545,000	535,588
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,456,430
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,262,915
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,515,405
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,428,403
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,878,850
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	2,025,000	2,031,480
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,281,493
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,010,410
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	2,039,460
Warren County KY School Distrit Finance Corporation	4.250	12/01/2041	Aa3	5,000,000	5,163,650
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	Aa3	490,000	492,372
Woodford County KY School District Finance Corporation	5.000	08/01/2038	Aa3	1,650,000	1,829,009
Woodford County KY School District Finance Corporation	5.000	08/01/2039	Aa3	350,000	385,693

					197,869,786
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.14% of Net Assets
Boyle County KY Educational Facilities Revenue Centre College	5.000	06/01/2037	Baa1	2,865,000	2,954,273
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	Baa1	2,000,000	2,164,980
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	Baa1	1,345,000	1,420,011
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	Baa1	1,605,000	1,688,284
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	Baa1	2,165,000	2,275,047
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	Baa1	2,835,000	2,970,145
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	Baa1	1,340,000	1,400,126
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	Baa1	200,000	202,918
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	Baa1	860,000	759,948
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	Baa1	1,405,000	1,198,226
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	Baa1	2,545,000	2,424,138
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	Baa1	4,400,000	4,034,492
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	2,902,328
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,050,573
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,204,361
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,016,615
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,401,281
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	2,869,970
Murray KY State University General Receipts	4.000	03/01/2043	Aa3	1,410,000	1,416,980
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,236,894
Murray State University	3.000	09/01/2037	Aa3	1,310,000	1,213,912
Murray State University	3.000	09/01/2039	Aa3	1,390,000	1,252,404
Murray State University	3.000	09/01/2041	Aa3	1,470,000	1,282,252
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	914,577
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,051,885
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	4,738,055
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	3,781,510
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	5,540,837

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of Kentucky General Receipts	4.000%	10/01/2036	Aa2	$16,160,000	$16,286,691
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,895,815
University of Louisville	3.000	09/01/2039	Aa3	1,450,000	1,314,164
University of Louisville	3.000	09/01/2040	Aa3	1,495,000	1,325,048
University of Louisville	3.000	09/01/2042	Aa3	1,575,000	1,356,595
Western KY University	4.000	09/01/2034	Aa3	575,000	582,412
Western KY University	4.000	09/01/2035	Aa3	595,000	600,462
Western KY University	4.000	09/01/2036	Aa3	620,000	624,545

					98,352,754
MUNICIPAL UTILITY REVENUE BONDS
6.30% of Net Assets
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	232,591
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	355,156
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	295,009
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	263,936
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	255,797
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	416,324
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	424,620
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,000,990
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,233,813
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	4,697,285
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,249,288
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	4,929,172
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	2,801,121
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,110,700
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2044	Aa3	4,015,000	3,389,543
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	343,760
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	348,718
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	357,775
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	360,968
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	368,495
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	372,092
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	380,649
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	248,790
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	278,300
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	308,196
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	201,794
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	327,285
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	412,353
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,122,663
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,190,471
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,974,414
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,138,536
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	804,312

					47,194,916
PUBLIC FACILITIES REVENUE BONDS
5.22% of Net Assets
Bath County KY Public Properties	4.625	06/01/2045	Aa3	1,040,000	1,091,054
Bath County KY Public Properties	4.625	06/01/2046	Aa3	1,090,000	1,141,884
Elizabethtown KY	4.000	09/01/2041	Aa2	485,000	490,253
Elizabethtown KY	4.000	09/01/2042	Aa2	710,000	713,820
Elizabethtown KY	4.000	09/01/2044	Aa2	1,510,000	1,509,955
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,360,820
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,127,780
KY State Certificate of Participation	4.000	04/15/2030	Aa3	1,500,000	1,555,140
KY State Certificate of Participation	4.000	04/15/2031	Aa3	1,350,000	1,397,318
KY State Certificate of Participation	5.000	06/15/2034	Aa3	1,640,000	1,659,057
KY State Certificate of Participation	5.000	04/15/2038	Aa3	5,000,000	5,288,700
KY State Certificate of Participation	5.000	06/15/2038	Aa3	7,535,000	7,619,317
Laurel County KY General Obligation	4.000	05/01/2031	AA*	1,295,000	1,325,989
Laurel County KY General Obligation	4.000	05/01/2034	AA*	1,440,000	1,470,499
Laurel County KY General Obligation	4.000	05/01/2035	AA*	1,495,000	1,524,048
Laurel County KY General Obligation	4.000	05/01/2036	AA*	1,555,000	1,580,191
Laurel County KY General Obligation	4.000	05/01/2037	AA*	1,620,000	1,641,821
Laurel County KY General Obligation	4.000	05/01/2038	AA*	1,680,000	1,700,143
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	Aa3	1,180,000	1,203,753
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,074,162
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	789,117
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	803,653

					39,068,474
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.08% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,836,661
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,404,025

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000%	05/01/2036	AA*	$1,200,000	$1,211,556
KY Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,376,552
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,172,056
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,843,186
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	7,006,331
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	1,000,000	996,490
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,993,045
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,247,960
Warren County KY Hospital	5.000	04/01/2043	AA-*	875,000	965,440
Warren County KY Hospital	5.000	04/01/2044	AA-*	2,685,000	2,948,962

					38,002,264
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.50% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	4,000,000	4,064,920
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	4,000,000	4,145,160
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	1,315,000	1,333,975
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	1,765,000	1,869,029
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa2	1,120,000	1,157,923
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa2	400,000	421,944
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa2	500,000	526,345
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa2	1,100,000	1,228,535
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa2	3,255,000	3,595,636
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa2	2,250,000	2,468,318
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa2	3,555,000	3,879,749
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa2	1,400,000	1,531,418

					26,222,952
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.62% of Net Assets
KY State Housing Corporation	4.250	01/01/2034	Aaa	250,000	261,413
KY State Housing Corporation	4.300	07/01/2034	Aaa	325,000	341,380
KY State Housing Corporation	4.350	01/01/2035	Aaa	310,000	323,032
KY State Housing Corporation	4.350	07/01/2035	Aaa	605,000	631,681
KY State Housing Corporation	4.400	07/01/2038	Aaa	3,005,000	3,127,003
KY State Housing Corporation	4.700	07/01/2043	Aaa	3,500,000	3,616,900
KY State Housing Corporation	4.400	07/01/2044	Aaa	2,945,000	2,957,575
KY State Housing Corporation	4.800	07/01/2048	Aaa	5,200,000	5,331,612
KY State Housing Corporation	4.600	07/01/2049	Aaa	3,000,000	3,027,810

					19,618,406
AIRPORT REVENUE BONDS 0.69% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	245,878
Kenton County Airport	5.000	01/01/2034	A1	275,000	297,138
Kenton County Airport	5.000	01/01/2035	A1	300,000	323,403
Kenton County Airport	5.000	01/01/2036	A1	325,000	349,411
Kenton County Airport	5.000	01/01/2037	A1	250,000	267,645
Kenton County Airport	5.000	01/01/2038	A1	500,000	534,264
Kenton County Airport	5.000	01/01/2039	A1	500,000	532,830
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	2,632,700

					5,183,269
REFUNDING BONDS
0.55% of Net Assets
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	453,302
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	474,852
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	474,927
KY State Property & Building #108	5.000	08/01/2025	Aa3	2,690,000	2,739,146

					4,142,227
AD VALOREM PROPERTY BONDS
0.36% of Net Assets
Henderson KY	3.000	09/01/2042	Aa3	845,000	728,796
Henderson KY	3.000	09/01/2043	Aa3	870,000	739,735
Warren County KY General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,201,848

					2,670,379
PREREFUNDED BONDS
0.34% of Net Assets
Frankfort KY Electric & Water	4.750	12/01/2034	NR	695,000	697,195
Frankfort KY Electric & Water	4.750	12/01/2035	NR	725,000	727,291
Frankfort KY Electric & Water	4.750	12/01/2036	NR	760,000	762,402
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	346,867

					2,533,755

Total Investments 97.76% of Net Assets					$731,830,685

(cost $736,178,919) (See (a) below for further explanation)

Other assets in excess of liabilities 2.24%					16,739,459

Net Assets 100%					$748,570,144

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2024

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $736,178,919 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$8,538,459
Unrealized depreciation	(12,886,693)

Net unrealized depreciation	$(4,348,234)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2024 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	731,830,685
Level 3	Significant Unobservable Inputs	—

$731,830,685

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
21.91% of Net Assets
Anderson County KY School District Finance Corporation	3.000%	02/01/2029	Aa3	$500,000	$498,175
Boone County KY School District Finance Corporation	4.000	06/01/2029	Aa3	450,000	477,522
Bourbon County KY School District Finance Corporation	5.000	08/01/2028	Aa3	215,000	232,409
Bourbon County KY School District Finance Corporation	5.000	08/01/2029	Aa3	225,000	247,343
Bourbon County KY School District Finance Corporation	5.000	08/01/2030	Aa3	185,000	205,924
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	Aa3	695,000	722,786
Floyd County KY School District Finance Corporation	3.500	08/01/2031	Aa3	800,000	794,680
Jefferson County KY School District Finance Corporation	4.000	06/01/2030	Aa3	1,245,000	1,268,341
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	Aa3	425,000	425,026
Paris KY Independent School District Finance Corporation	5.000	06/01/2027	Aa3	205,000	216,462
Paris KY Independent School District Finance Corporation	5.000	06/01/2028	Aa3	215,000	230,912
Paris KY Independent School District Finance Corporation	5.000	06/01/2029	Aa3	170,000	185,169
Pike County KY School District Finance Corporation	5.000	02/01/2025	Aa3	960,000	966,509
Pike County KY School District Finance Corporation	5.000	08/01/2025	Aa3	200,000	203,470
Pike County KY School District Finance Corporation	4.000	02/01/2028	Aa3	295,000	299,679

					6,974,407
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
15.50% of Net Assets
Eastern KY University	5.000	10/01/2026	Aa3	655,000	684,829
Eastern KY University General Receipts	4.500	04/01/2032	Aa3	840,000	845,443
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	Baa1	320,000	333,411
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	Baa1	170,000	177,084
University of Kentucky General Receipts	3.000	04/01/2025	Aa2	240,000	240,036
University of Kentucky General Receipts	4.000	10/01/2030	Aa2	90,000	91,193
University of Kentucky General Receipts	4.000	10/01/2032	Aa2	750,000	758,625
University of Louisville	4.000	09/01/2030	Aa3	745,000	779,866
Western KY University	4.000	09/01/2026	Aa3	1,000,000	1,024,330

					4,934,817
PUBLIC FACILITIES REVENUE BONDS
13.88% of Net Assets
KY Bond Development	5.000	09/01/2026	A3	1,000,000	1,037,580
Lexington Fayette Urban County Government - Court Facilities	5.000	10/01/2024	Aa3	700,000	700,035
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2029	Aa3	1,000,000	1,017,110
Oldham County KY Public Facilities	5.000	02/01/2025	Aa3	325,000	327,135
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	341,272
Taylor County KY Public Courthouse	4.000	09/01/2027	Aa3	700,000	716,107
Wolfe County KY Public Properties Corporation	4.000	04/01/2025	Aa3	280,000	281,344

					4,420,583
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
13.57% of Net Assets
KY Association of Counties	5.000	02/01/2028	AA-*	195,000	208,759
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	663,018
KY Association of Counties	5.000	02/01/2029	AA-*	205,000	223,637
KY Association of Counties	5.000	02/01/2030	AA-*	250,000	277,208
KY State Property & Building #108	5.000	08/01/2028	Aa3	755,000	768,098
KY State Property & Building #127	5.000	06/01/2029	Aa3	1,000,000	1,103,470
Somerset KY	5.000	06/01/2028	A1	605,000	657,696
Somerset KY	5.000	06/01/2029	A1	380,000	420,375

					4,322,261
MUNICIPAL UTILITY REVENUE BONDS
11.01% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,020,040
Henderson KY	4.000	06/01/2028	Aa3	385,000	402,225
KY Rural Water Financing Corporation	5.000	08/01/2029	AA-*	595,000	659,766
Northern KY Water	5.000	02/01/2026	Aa2	815,000	815,155
Rural Water Financing Agency	5.000	08/01/2030	AA-*	545,000	608,814

					3,506,000
TURNPIKES/TOLLROAD/HIGHWAY BONDS
6.55% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	330,000	336,415
KY State Turnpike Authority Economic Development	5.000	07/01/2025	Aa2	300,000	305,049
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa2	1,385,000	1,444,943

					2,086,407
STATE AND LOCAL MORTGAGE/HOUSING BONDS
6.29% of Net Assets
KY State Housing Corporation	3.650	07/01/2027	Aaa	660,000	674,216
KY State Housing Corporation	3.750	07/01/2028	Aaa	345,000	354,974
KY State Housing Corporation	3.850	07/01/2029	Aaa	450,000	465,197
KY State Housing Corporation	3.350	07/01/2029	Aaa	305,000	308,471
KY State Housing Corporation	3.400	07/01/2030	Aaa	200,000	201,138

					2,003,996
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.31% of Net Assets
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,372,296

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
2.09% of Net Assets
Henderson KY	5.000%	09/01/2029	Aa3	$600,000	$666,084

REFUNDING BONDS
1.83% of Net Assets
KY State Property & Building #112	5.000	11/01/2026	Aa3	555,000	581,862

AIRPORT REVENUE BONDS
1.62% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	514,865

Total Investments 98.56% of Net Assets					$31,383,578

(cost $31,423,206) (See (a) below for further explanation)

Other assets in excess of liabilities 1.44%					459,237

Net Assets 100%					$31,842,815

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $31,423,206 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	248,066
Unrealized depreciation	(287,694)

Net unrealized depreciation	(39,628)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	31,383,578
Level 3	Significant Unobservable Inputs	—

$31,383,578

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
20.96% of Net Assets
Mississippi State	4.000%	10/01/2039	Aa2	$200,000	$202,510
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	102,895
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	103,204
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	190,000	193,316
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2037	AA*	200,000	214,594
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	100,904
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2040	AA*	100,000	105,963
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	109,406

					1,132,792
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
17.90% of Net Assets
Jackson State University Educational Building	5.000	03/01/2034	Aa2	250,000	252,110
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	304,350
University of Mississippi Educational Building Corporation	3.000	10/01/2034	Aa2	200,000	192,934
University of MS Educational Building Corporation	5.000	10/01/2036	Aa2	100,000	113,830
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	104,530

					967,754
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
15.77% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	126,720
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	202,468
MS Development Bank Special Obligation Olive Branch Public Improvement	4.000	06/01/2044	Aa2	225,000	226,427
MS Development Bank Special Obligation Tupelo Public Improvement	4.000	09/01/2044	Aa2	125,000	126,025
Pearl MS	4.750	09/01/2038	A3	155,000	170,853

					852,493
PUBLIC FACILITIES REVENUE BONDS
12.39% of Net Assets
MS Development Bank Special Obligation Dept of Corrections -Walnut Grove	5.000	08/01/2027	AA-*	200,000	212,134
MS Development Bank Special Obligation Lauderdale Correctional Facilities	4.000	03/01/2037	Aa3	100,000	101,402
MS Development Bank Special Obligation Tupelo	4.000	07/01/2037	Aa2	100,000	102,388
MS Development Bank Special Obligation Vicksburg Sports Complex	5.000	07/01/2048	A2	245,000	254,050

					669,974
STATE AND LOCAL MORTGAGE/HOUSING BONDS
12.03% of Net Assets
Mississippi State Home Corporation	4.400	12/01/2043	Aaa	350,000	354,276
Mississippi State Home Corporation	4.375	12/01/2044	Aaa	150,000	151,070
Mississippi State Home Corporation	4.050	12/01/2047	Aaa	150,000	144,740

					650,086
PREREFUNDED BONDS
5.76% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	150,277
MS State General Obligation	5.000	10/01/2033	Aa2	150,000	161,234

					311,511
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
5.10% of Net Assets
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	75,331
MS Development Bank Special Obligation Marshall County	3.750	01/01/2035	Aa3	200,000	200,504

					275,835
LEASE REVENUE BONDS
4.41% of Net Assets
Warren County MS Certificate of Participation	6.000	09/01/2042	Aa3	100,000	119,262
Warren County MS Certificate of Participation	6.000	09/01/2043	Aa3	100,000	119,178

					238,440
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.15% of Net Assets
Medical Center Educational Building Corporation University of Mississippi	5.000	06/01/2042	Aa2	165,000	170,268

Total Investments 97.47% of Net Assets					$5,269,153

(cost $5,198,926) (See (a) below for further explanation)

Other assets in excess of liabilities 2.53%					136,780

Net Assets 100%					$5,405,933

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $5,198,926 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$91,052
Unrealized depreciation	(20,825)

Net unrealized depreciation	$70,227

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

September 30, 2024

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2024 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	5,269,153
Level 3	Significant Unobservable Inputs	—

$5,269,153

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
20.69% of Net Assets
Alamance County NC	4.000%	05/01/2041	Aa1	$635,000	$660,654
Alamance County NC	4.000	05/01/2042	Aa1	305,000	315,309
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	253,413
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	253,263
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	130,341
Buncombe County NC Limited Obligation	5.000	06/01/2044	Aa1	250,000	282,278
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	252,850
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	809,080
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa1	1,435,000	1,474,520
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,677,951
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	430,664
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	326,947
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	768,743
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,043,837
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	516,145
Duplin County NC Limited Obligation	5.000	04/01/2034	A1	865,000	887,663
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	204,654
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	750,000	777,308
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	500,000	516,900
Macon County NC Limited Obligation	4.000	10/01/2043	Aa3	500,000	503,695
Macon County NC Limited Obligation	4.000	10/01/2044	Aa3	500,000	501,640
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	505,990
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	507,795
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	557,508
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	306,131
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	250,000	254,770
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	329,742
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,475,000	1,505,857
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	1,750,000	1,817,270
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,199,436
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	361,736
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	605,912
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	748,104
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,516,995
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	353,983

					24,159,084
MUNICIPAL UTILITY REVENUE BONDS
15.37% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa2	500,000	505,005
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	550,275
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	757,763
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	785,659
Durham NC Utility System Revenue	4.000	08/01/2044	Aa1	250,000	256,128
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,022,660
Fuquay-Varina NC Combined Utilities Revenue	4.000	02/01/2044	Aa2	1,000,000	1,009,280
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	575,894
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	252,555
Greensboro NC Enterprise System Revenue	4.000	06/01/2047	Aa1	355,000	356,502
Holly Springs NC EnterpriseSystem Revenue	4.000	11/01/2044	Aa2	1,165,000	1,176,545
Johnson County NC Water & Sewer	4.000	04/01/2044	Aa2	500,000	509,030
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	306,513
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	147,624
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	308,999
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	236,719
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	210,792
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,150,045
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	510,755
Onslow NC Water & Sewer Authority Combined Enterprises	4.000	12/01/2049	Aa3	375,000	372,626
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	451,457
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	415,190
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	928,768
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	280,000	281,551
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa2	500,000	513,270
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	1,335,000	1,341,154
Union County NC Enterprise System Revenue	3.000	06/01/2046	Aa2	750,000	627,480
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	197,363
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,259,987
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	506,060
Winston Salem NC Water & Sewer System Revenue	3.000	06/01/2046	Aa1	500,000	416,425

					17,940,074
PUBLIC FACILITIES REVENUE BONDS
14.98% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,031,340
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,087,450

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Charlotte NC Certificate of Participation Convention Facility Project	4.000%	06/01/2037	Aa2	$500,000	$514,575
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,022,630
Concord NC Limited Obligation	4.000	06/01/2044	Aa1	300,000	306,513
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,022,640
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	255,128
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	509,955
Holly Springs NC Limited Obligation	4.125	10/01/2041	Aa2	500,000	523,165
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa2	365,000	382,246
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	500,035
Moore County NC	3.000	06/01/2039	Aa2	350,000	320,950
New Hanover County NC Limited Obligation	4.000	10/01/2044	Aa1	1,080,000	1,094,233
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	506,260
Orange County NC	4.000	10/01/2036	Aa1	375,000	388,065
Orange County NC	4.000	10/01/2037	Aa1	375,000	386,318
Orange County NC	4.000	10/01/2038	Aa1	275,000	282,406
Orange County NC	4.000	10/01/2039	Aa1	200,000	204,460
Pender County NC Limited Obligation	4.000	04/01/2044	Aa3	1,000,000	1,003,140
Person County NC Limited Obligation	4.000	12/01/2044	Aa3	1,000,000	1,004,940
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	750,000	750,030
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	363,361
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	995,951
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	508,345
Wilson City NC	4.000	10/01/2042	Aa2	500,000	509,860

					17,473,996
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.72% of Net Assets
Appalachian NC State University	4.000	05/01/2033	A1	500,000	514,810
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,072,070
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,194
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,328
NC State University at Raleigh	4.000	10/01/2045	Aa1	590,000	603,693
Scotland County NC	5.000	12/01/2033	A*	250,000	262,525
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	761,888
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	261,400
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	254,820
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	254,248
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	766,238
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	509,660
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	451,027
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	395,865
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	415,234
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,408,510
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	555,747
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	503,840
University of North Carolina	5.000	10/01/2033	A1	30,000	30,002
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,058,180
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,038,340
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	836,435

					12,505,054
REFUNDING BONDS
7.12% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	224,505
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa1	1,000,000	1,011,580
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	840,487
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	759,240
Chatham County NC	5.000	11/01/2032	Aa2	825,000	841,946
Durham County NC	4.000	06/01/2036	Aaa	225,000	234,032
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	257,627
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,277,974
Raleigh NC	4.000	04/01/2043	Aaa	695,000	717,782
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	502,670
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,010,140
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	504,380
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	125,506

					8,307,869
STATE AND LOCAL MORTGAGE/HOUSING BONDS
6.39% of Net Assets
NC State Housing Finance Agency	4.900	07/01/2043	Aa1	1,500,000	1,572,825
NC State Housing Finance Agency	5.000	07/01/2046	Aa1	2,395,000	2,515,660
NC State Housing Finance Agency Homeownership Revenue	4.375	07/01/2044	Aa1	2,460,000	2,491,340
NC State Housing Finance Agency	4.350	07/01/2043	Aa1	870,000	881,841

					7,461,666

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.30% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000%	01/15/2036	Aa3	$590,000	$634,698
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,500,060
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	760,320
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	A2	1,000,000	1,010,820
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,396,080
NC State Medical Care Commission Heath Care Facilities Duke University	4.000	06/01/2042	Aa3	1,060,000	1,060,806
NC State Medical Care Commission Rex Healthcare	4.000	07/01/2049	A2	1,000,000	982,960

					7,345,744
PREREFUNDED BONDS
5.49% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	294,402
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	751,350
NC Eastern Municipal Power Agency	6.000	01/01/2025	Baa2	1,150,000	1,157,762
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	1,000,000	1,022,600
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	NR	1,500,000	1,609,185
University of NC Charlotte	5.000	04/01/2040	Aa3	1,550,000	1,567,841

					6,403,140
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.35% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	607,710
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	369,497
Fuquay-Varina NC	4.000	08/01/2042	Aa1	500,000	519,225
Greensboro NC Limited Obligation	4.000	10/01/2044	Aa1	500,000	506,590
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa2	1,500,000	1,531,755
Wilmington NC Limited Obligation	3.000	06/01/2037	Aa1	370,000	333,836
Winston Salem NC	4.000	06/01/2043	Aaa	1,165,000	1,203,783

					5,072,396
AIRPORT REVENUE BONDS
3.65% of Net Assets
Charlotte NC Aiport Revenue	5.000	07/01/2044	Aa3	250,000	277,650
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,096,402
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	262,633
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	508,325
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	733,670
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,376,661

					4,255,341
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.28% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	Aa3	200,000	201,564
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	536,935
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,580,500
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	507,910

					3,826,909

Total Investments 98.34% of Net Assets					$114,751,273

(cost $115,956,523) (See (a) below for further explanation)

Other assets in excess of liabilities 1.66%					1,933,290

Net Assets 100%					$116,684,563

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $115,956,523 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$599,685
Unrealized depreciation	(1,804,935)

Net unrealized depreciation	$(1,205,250)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

September 30, 2024

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	114,751,273
Level 3	Significant Unobservable Inputs	—

$114,751,273

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
35.62% of Net Assets
Appalachian NC State University	4.000%	10/01/2030	Aa3	$200,000	$206,342
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	518,136
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	252,990
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	414,540
University of NC Wilmington	4.000	06/01/2029	A1	750,000	762,960
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	202,770
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	314,382
Western Carolina University	5.000	10/01/2025	Aa3	225,000	229,750
Western Carolina University	5.000	06/01/2027	AA*	250,000	258,320

					3,160,190
MUNICIPAL UTILITY REVENUE BONDS
15.06% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa2	250,000	252,677
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	253,450
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	97,980
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	200,924
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2025	A*	100,000	100,541
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2025	A*	140,000	140,682
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	128,358
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	162,120

					1,336,732
SCHOOL IMPROVEMENT BONDS
11.61% of Net Assets
Duplin County NC	5.000	04/01/2027	A1	100,000	103,230
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	255,625
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	193,272
Scotland County NC	5.000	12/01/2025	A*	270,000	276,463
Scotland County NC	5.000	12/01/2026	A*	50,000	52,395
Scotland County NC	5.000	12/01/2027	A*	140,000	149,582

					1,030,567
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
10.29% of Net Assets
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	200,000	221,058
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	120,000	120,962
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	20,000	22,106
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	250,360
North Carolina Turnpike Authority	5.000	01/01/2029	A1	285,000	298,457

					912,943
PUBLIC FACILITIES REVENUE BONDS
8.82% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	507,560
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	274,911

					782,471
REFUNDING BONDS
5.12% of Net Assets
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	102,767
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	132,776
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	218,852

					454,395
PREREFUNDED BONDS
3.87% of Net Assets
New Hanover NC Hospital Revenue	5.000	10/01/2028	NR	150,000	161,099
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	182,770

					343,869

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.87% of Net Assets
Fuquay-Varina NC	5.000	08/01/2025	Aaa	250,000	255,130

HOSPITAL AND HEALTHCARE REVENUE BONDS
2.61% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	231,516

LEASE REVENUE BONDS
1.25% of Net Assets
New Hanover County NC Limitied Obligation	5.000	06/01/2029	Aa1	100,000	111,230

Total Investments 97.12% of Net Assets					$8,619,043

(cost $8,616,651 (See (a) below for further explanation)

Other assets in excess of liabilities 2.88%					255,914

Net Assets 100%					$8,874,957

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

September 30, 2024

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $8,616,651 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	17,058
Unrealized depreciation	(14,666)

Net unrealized appreciation	2,392

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,619,043
Level 3	Significant Unobservable Inputs	—

$8,619,043

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
42.40% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2035	AA-*	$250,000	$254,015
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA-*	1,000,000	1,011,620
Clarksville TN Electric System Revenue	4.250	09/01/2040	Aa2	475,000	498,774
Clarksville TN Public Building Authority Revenue	4.500	02/01/2043	AA-*	630,000	654,293
Columbia TN	4.000	12/01/2043	AA+*	1,000,000	1,014,590
Columbia TN	4.000	12/01/2050	AA+*	750,000	742,755
Eastside TN Utility District Hamilton County Waterworks	4.000	05/01/2045	AA*	500,000	504,750
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	253,445
Gallatin TN Gas System Revenue	4.000	01/01/2042	AA-*	1,155,000	1,169,218
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	713,587
Hallsdale-Powell TN Utility District	3.000	04/01/2043	AA*	800,000	682,920
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	316,370
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,001,880
Harpeth Valley TN Utilities District Davidson & Williamson Counties	5.000	09/01/2034	AA+*	500,000	501,320
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	515,750
Knox County TN	4.000	06/01/2043	Aa1	500,000	505,800
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	768,570
Knoxville TN Electric	4.000	07/01/2044	Aa2	670,000	674,308
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	321,923
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	391,899
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	466,901
Loudon TN Water & Sewer	4.000	03/01/2044	AA*	1,000,000	993,290
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	785,912
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	812,832
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,329,440
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	902,736
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	758,498
Pulaski TN Electric Revenue	4.000	06/01/2042	Aa3	500,000	508,180
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	1,270,000	1,283,805
West Knoxville TN Utility District Knox County Water & Sewer Revenue	4.000	06/01/2046	AA+*	1,000,000	997,080
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	553,945
West Wilson TN Utility District Waterworks	5.000	06/01/2045	AA*	500,000	503,970

					22,394,376
SCHOOL IMPROVEMENT BONDS
12.38% of Net Assets
Collierville TN	4.000	01/01/2046	Aaa	1,000,000	1,000,050
Decatur County TN	4.000	05/01/2042	A1	390,000	396,837
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,183,028
Montgomery County TN	4.000	04/01/2037	AA*	1,920,000	1,944,192
Montgomery County TN	4.000	06/01/2040	Aa2	500,000	511,700
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,499,978

					6,535,785
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.91% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A*	1,595,000	1,634,428
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	965,865
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A2	1,535,000	1,581,065

					4,181,358
PUBLIC FACILITIES REVENUE BONDS
6.90% of Net Assets
Hamblen County TN	4.000	05/01/2038	Aa3	880,000	918,016
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,290,450
Hamblen County TN	4.000	05/01/2045	Aa3	420,000	421,079
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	407,096
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	607,266

					3,643,907
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.35% of Net Assets
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,126,429
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	750,000	764,070
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	509,120
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	511,530
Sevierville TN	4.000	06/01/2044	Aa3	440,000	442,869

					3,354,018
STATE AND LOCAL MORTGAGE/HOUSING BONDS
5.96% of Net Assets
TN Housing Development Agency	4.500	07/01/2043	Aa1	1,490,000	1,520,217
TN Housing Development Agency Residential Finance Program	4.150	07/01/2038	Aa1	100,000	102,326
TN Housing Development Agency Residential Finance Program	4.450	07/01/2043	Aa1	1,500,000	1,524,510

					3,147,053

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.41% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000%	08/01/2036	A2	$920,000	$934,619
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,042,483
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	878,220

					2,855,322
REFUNDING BONDS
3.50% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,027,840
Memphis TN	5.000	10/01/2043	Aa2	750,000	821,288

					1,849,128
AIRPORT REVENUE BONDS
3.35% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	809,928
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	252,843
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	706,860

					1,769,631
PREREFUNDED BONDS
3.12% of Net Assets
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	236,271
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	750,000	752,753
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	657,507

					1,646,531

Total Investments 97.28% of Net Assets					$51,377,109

(cost $51,496,806) (See (a) below for further explanation)

Other assets in excess of liabilities 2.72%					1,435,850

Net Assets 100%					$52,812,959

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $51,496,806 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$280,612
Unrealized depreciation	(400,309)

Net unrealized depreciation	$(119,697)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	51,377,109
Level 3	Significant Unobservable Inputs	—

$51,377,109

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
39.87% of Net Assets
Hallsdale-Powell TN Utility District	4.000%	04/01/2028	AA*	$255,000	$258,343
Jackson TN Energy Authority Gas System	5.000	06/01/2028	Aa2	150,000	152,178
Maryville TN	4.000	06/01/2029	Aa2	250,000	254,565
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2025	Aa2	135,000	137,354
Springfield TN	5.000	06/01/2027	Aa2	245,000	261,697

					1,064,137
REFUNDING BONDS
36.09% of Net Assets
Loudon County TN	5.000	06/01/2025	Aa2	150,000	152,258
Maryville TN	5.000	06/01/2026	Aa2	350,000	364,794
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	209,514
Putnam County TN	4.000	04/01/2025	Aa2	100,000	100,650
Sevierville TN	5.000	05/01/2028	Aa3	125,000	136,056

					963,272
SCHOOL IMPROVEMENT BONDS
12.67% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	75,000	76,415
White County TN	4.000	06/01/2027	AA-*	260,000	261,703

					338,118
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.52% of Net Assets
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	227,302

Total Investments 97.15% of Net Assets					$2,592,829

(cost $2,594,243) (See (a) below for further explanation)

Other assets in excess of liabilities 2.85%					76,126

Net Assets 100%					$668,955

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $2,594,243 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$4,244
Unrealized depreciation	(5,658)

Net unrealized depreciation	$(1,414)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2024 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	2,592,829
Level 3	Significant Unobservable Inputs	—

$2,592,829

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
62.55% of Net Assets
Federal Home Loan Bank	5.250%	10/28/2024	Aaa	$350,000	$350,111
Federal Home Loan Bank	4.000	01/22/2025	Aaa	900,000	897,915
Federal Home Loan Bank	3.300	06/09/2025	Aaa	500,000	496,271
Federal Home Loan Bank	3.600	07/18/2025	Aaa	900,000	897,242
Federal Home Loan Bank	5.000	04/17/2026	Aaa	450,000	451,117
Federal Home Loan Bank	3.200	06/10/2027	Aaa	250,000	247,137
Federal Home Loan Bank	4.580	08/20/2027	Aaa	500,000	501,914
Federal Home Loan Bank	4.000	06/30/2028	Aaa	500,000	507,034
Federal Home Loan Bank	5.300	11/20/2028	Aaa	250,000	253,324
Federal Home Loan Bank	5.125	11/28/2028	Aaa	500,000	506,540
Federal Home Loan Bank	4.625	06/08/2029	Aaa	250,000	260,610
Federal Home Loan Bank	4.000	08/24/2029	Aaa	250,000	251,108

					5,620,323
FEDERAL FARM CREDIT
18.98% of Net Assets
Federal Farm Credit Bank	4.500	08/27/2026	Aaa	500,000	501,988
Federal Farm Credit Bank	4.740	09/10/2027	Aaa	500,000	500,190
Federal Farm Credit Bank	5.050	01/18/2028	Aaa	450,000	451,895
Federal Farm Credit Bank	5.050	07/28/2028	Aaa	250,000	251,446

					1,705,519
FREDDIE MAC
10.62% of Net Assets
Federal Home Loan Mortgage Corporation	5.100	11/26/2024	Aaa	500,000	500,083
Federal Home Loan Mortgage Corporation	5.020	01/27/2025	Aaa	250,000	249,713
Federal Home Loan Mortgage Corporation	1.400	07/28/2032	Aaa	250,000	204,303

					954,099
FANNIE MAE
5.58% of Net Assets
Federal National Mortgage Corporation	5.050	03/26/2026	Aaa	500,000	501,154

Total Investments 97.73% of Net Assets					$8,781,095

(cost $8,816,690) (See (a) below for further explanation)

Other assets in excess of liabilities 2.27%					203,989

Net Assets 100%					$8,985,084

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $8,816,690 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$22,804
Unrealized depreciation	(58,399)

Net unrealized depreciation	$(35,595)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2024.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

September 30, 2024

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$8,781,095
Level 3	Significant Unobservable Inputs	—

$8,781,095

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determinded by a matrix pricing method, which considers information regading securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

September 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
22.59% of Net Assets
KY State Rural Water Finance Corporation	3.000%	08/01/2050	AA-*	$250,000	$175,915
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	232,612
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	106,215
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	304,950

					819,692
PUBLIC FACILITIES REVENUE BONDS
17.06% of Net Assets
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	174,587
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	Aa3	190,000	229,298
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	200,000	137,916
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	76,841

					618,642
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.11% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	115,048
Michigan State University Revenues	4.496	08/15/2048	Aa2	375,000	360,431

					475,479
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.60% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa2	280,000	348,300

STATE AND LOCAL MORTGAGE/HOUSING BONDS
9.40% of Net Assets
MN State Housing Finance Authority	5.915	07/01/2044	Aa1	150,000	153,971
NC State Housing Finance Agency	6.128	07/01/2043	Aa1	175,000	186,847

					340,818
MARINA/PORT AUTHORITY REVENUE BONDS
6.79% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	246,362

SCHOOL IMPROVEMENT BONDS
6.34% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa2	230,000	229,989

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.72% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	207,468

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.58% of Net Assets
Waco TX	5.488	02/01/2044	Aa1	125,000	129,875

AIRPORT REVENUE BONDS
2.48% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	89,852

PREREFUNDED BONDS
.69% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR	25,000	24,880

Total Investments 97.36% of Net Assets					$3,531,357

(cost $3,666,399) (See (a) below for further explanation)

Other assets in excess of liabilities 2.64%					95,621

Net Assets 100%					$3,626,978

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $3,675,866 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$69,752
Unrealized depreciation	(214,261)

Net unrealized depreciation	$(144,509)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

September 30, 2024

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2024.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,531,357
Level 3	Significant Unobservable Inputs	—

$3,531,357

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.

All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

Rated by Standard & Poor’s Corporation

Fitch’s Investors Service

Not Rated